Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Accrued Expenses and Interest Expense

The table below summarizes accrued expenses and interest expense incurred in for the three months ended March 31, 2022 and 2021 (in thousands):

Cases	Accrued Amount as of March 31, 2022	Accrued Amount as of December 31, 2021	Interest Expense for Period Ending March 31, 2022	Interest Expense for Period Ending March 31, 2021
Manchester City Football Group	$730	$730	$(18)	$(18)
Nutrablend Matter	1,248	1,493	(55)	(64)
4Excelsior Matter	2,715	2,938	(77)	(98)
ThermoLife International	1,364	1,364	(22)	(22)
Total	$6,057	$6,525	$(172)	$(202)

The table below summarizes accrued expenses and interest expense incurred in 2021 and 2020 (in thousands):

Cases	2021 Accrued	2020 Accrued	2021 Interest Expense	2020 Interest Expense
Manchester City Football Group (1)	$730	$730	$(75)	$(75)
Nutrablend Matter (3)	1,493	2,318	(267)	(66)
4Excelsior Matter (3)	2,938	3,597	(421)	(16)
ThermoLife International (2)	1,364	1,364	(97)	(89)
Total	$6,525	$8,009	$(860)	$(246)

(1)	Accrued amount on balance sheet is located in accounts payable.

(2)	Accrued amount on balance sheet is located in accrued expenses.

(3)	Accrued amount on balance sheet takes into account short term and long term liability accounts.